Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents.
Cash and Cash Equivalents

12. Cash and Cash Equivalents

	December 31,	December 31,
	2024	2023

	(€ in thousands)
Cash at banks	74,199	59,775
Deposits	75,209	59,150
	149,408	118,925

The cash at banks is at full disposal of the Company. Deposits are fixed for at most 3 month periods at a time.